Schedule of Lease Obligations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Base rent	$ 40,512		$ 81,025
Additional rent	37,515		75,030
Rent	78,027	$ 12,505	156,055	$ 26,000
Less than 1 Year [Member]
Base rent	40,512		81,025
Additional rent	37,515		75,030
Rent	78,027		156,055
1-2 Years [Member]
Base rent
Additional rent
Rent
2-3 Years [Member]
Base rent
Additional rent
Rent